UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22610

THE HARTFORD ALTERNATIVE STRATEGIES FUND

(Exact name of registrant as specified in charter)

5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087
(Address of Principal Executive Offices) (Zip Code)

Edward P. Macdonald, Esquire

Hartford Funds Management Company, LLC

5 Radnor Corporate Center, Suite 300

100 Matsonford Road

Radnor, PA 19087

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: October 31st

Date of reporting period: January 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission,100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Hartford Alternative Strategies Fund
Schedule of Investments
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS - 0.6%
		Computer and Electronic Product Manufacturing - 0.6%
		SunEdison Inc
	$653	2.00%, 10/01/2018 ■	$777
	652	2.75%, 01/01/2021 ■	778
			1,555
		Total corporate bonds
		(cost $1,305)	$1,555

FOREIGN GOVERNMENT OBLIGATIONS - 5.5%
		Mexico - 4.7%
		Mexican Udibonos
MXN	150,804	4.50%, 11/22/2035 ◄	$12,176

		South Africa - 0.8%
		South Africa (Republic of)
ZAR	17,930	5.50%, 12/07/2023 ◄	2,045

		Total foreign government obligations
		(cost $15,664)	$14,221

U.S. GOVERNMENT SECURITIES - 17.7%
U.S. Treasury Securities - 17.7%
		U.S. Treasury Bonds - 6.3%
	$19,450	0.63%, 02/15/2043 ◄╦Ø	$16,293

		U.S. Treasury Notes - 11.4%
	28,300	0.13%, 04/15/2018 ◄	29,450

			45,743
		Total U.S. government securities
		(cost $45,399)	$45,743

Contracts ╬			Market Value ╪
CALL OPTIONS PURCHASED - 0.0%
Equity Contracts - 0.0%
		KOSPI 200 Index
KRW	54,699	Expiration: 02/13/2014, Exercise Price: 256.81 KRW	$54
KRW	41,732	Expiration: 03/17/2014, Exercise Price: 268.22 KRW	25
			79
		Total call options purchased
		(cost $258)	$79

Contracts ╬			Market Value ╪
PUT OPTIONS PURCHASED - 0.1%
Equity Contracts - 0.1%
		AS51 Index
AUD	2	Expiration: 02/20/2014, Exercise Price: 5,106.50 AUD	$76
		iShares MSCI Emerging
	2	Expiration: 03/22/2014, Exercise Price: $36.00	$168
			244
		Total put options purchased
		(cost $210)	$244

Shares or Principal Amount ╬			Market Value ╪
COMMON STOCKS - 4.6%
		Diversified Financials - 0.6%
	148	Hellenic Exchanges S.A. Holdings	$1,462

		Energy - 3.1%
	58	Japan Petroleum Exploration Co., Ltd.	2,163
	114	Motor Oil Hellas Corinth Refineries S.A.	1,316
	102	Superior Energy Services, Inc.	2,410
	188	Trican Well Service Ltd.	2,153
			8,042
		Real Estate - 0.9%
	221	EuroBank Properties REIT ●	2,247

		Total common stocks
		(cost $11,360)	$11,751

EXCHANGE TRADED FUNDS - 4.1%
		Other Investment Pools and Funds - 4.1%
	19	iShares FTSE/Xinhua China 25 Index Fund	$654
	398	Powershares DB Commodity Index Tracking Fund	9,908
			10,562
		Total exchange traded funds
		(cost $10,969)	$10,562

		Total long-term investments (cost $85,165)	$84,155

SHORT-TERM INVESTMENTS - 63.6%
Repurchase Agreements - 63.6%
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $21,908, collateralized by U.S.
Treasury Bill 0.07% - 0.14%, 2014, U.S.
Treasury Bond 2.75% - 11.25%, 2015 -
2043, U.S. Treasury Note 0.25% - 4.25%,
		2014 - 2023, value of $22,347)
	$21,908	0.02%, 1/31/2014	$21,908
Bank of America Merrill Lynch TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $7,230,
collateralized by FHLMC 3.50% - 4.00%,
2042 - 2043, FNMA 2.81% - 4.50%, 2041
		- 2042, value of $7,374)
	7,230	0.02%, 1/31/2014	7,230
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $18,828, collateralized by
FHLB 0.88%, 2017, FHLMC 0.05% -
5.50%, 2014 - 2043, FNMA 2.00% -
3.50%, 2025 - 2028, GNMA 3.50%, 2042 -
2043, U.S. Treasury Note 2.38%, 2014,
		value of $19,204)
	18,828	0.03%, 1/31/2014	18,828

1

The Hartford Alternative Strategies Fund
Schedule of Investments – (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
SHORT-TERM INVESTMENTS - 63.6% - (continued)
Repurchase Agreements - 63.6% - (continued)
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/03/2014 in the amount of $19,944, collateralized by U.S. Treasury Note 0.25% - 2.38%, 2014 - 2015, value of $20,343)
$19,944	0.02%, 1/31/2014		$19,944
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $43,796,
collateralized by U.S. Treasury Bill 0.06%
- 0.10%, 2014, U.S. Treasury Bond 3.00%
- 8.75%, 2017 - 2042, U.S. Treasury Note
0.25% - 3.75%, 2015 - 2023, value of
	$44,672)
43,796	0.02%, 1/31/2014		43,796
Deutsche Bank Securities TriParty
Repurchase Agreement (maturing on
02/03/2014 in the amount of $5,819,
collateralized by FHLMC 3.00% - 5.50%,
2019 - 2043, FNMA 3.00% - 6.50%, 2021
- 2043, GNMA 3.00% - 6.00%, 2037 -
	2053, value of $5,936)
5,819	0.03%, 1/31/2014		5,819
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/03/2014 in the amount of $4,868, collateralized by U.S. Treasury Note 2.63%, 2014, value of $4,965)
4,868	0.02%, 1/31/2014		4,868
TD Securities TriParty Repurchase
Agreement (maturing on 02/03/2014 in the
amount of $41,578, collateralized by FFCB
0.14%, 2015, FHLB 0.55%, 2017, FHLMC
3.00% - 4.38%, 2015 - 2043, FNMA
2.50% - 4.50%, 2025 - 2043, value of
	$42,410)
41,578	0.03%, 1/31/2014		41,578
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/03/2014 in the amount of $380, collateralized by U.S. Treasury Note 2.38%, 2015, value of $389)
380	0.01%, 1/31/2014		380
			164,351
	Total short-term investments
	(cost $164,351)		$164,351

	Total investments
	(cost $249,516) ▲	96.2%	$248,506
	Other assets and liabilities	3.8%	9,946
	Total net assets	100.0%	$258,452

2

The Hartford Alternative Strategies Fund
Schedule of Investments – (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Trustees in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2014, the cost of securities for federal income tax purposes was $249,902 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$2,336
Unrealized Depreciation	(3,732)
Net Unrealized Depreciation	$(1,396)

●	Non-income producing.

◄	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2014, the aggregate value of these securities was $1,555, which represents 0.6% of total net assets.

╬	All principal or contract amounts are in U.S. dollars unless otherwise indicated.

╦	This security, or a portion of this security, has been pledged as collateral in connection with over-the-counter swap contracts. The Fund has also pledged $280 of cash as collateral in connection with over-the-counter swap contracts. In addition, cash of $985 was received from broker(s) as collateral in connection with over-the-counter swap contracts. Securities valued at $810, held on behalf of the Fund at the custody bank, were designated by broker(s) as collateral in connection with over-the-counter swap contracts. Since the broker retains legal title to the securities, the securities are not considered an asset of the Fund.

Ø	At January 31, 2014, this security, or a portion of this security, collateralized the written put options in the table below:

Written Put Options Outstanding at January 31, 2014

Description	Option Type	Exercise Price/ Rate	Expiration Date	Number of Contracts*	Market Value ╪	Premiums Received	Unrealized Appreciation (Depreciation)
iShares MSCI Emerging ETF	Equity	$32.50	03/22/2014	2,370	$55	$53	$(2)

* The number of contracts does not omit 000's.  Number of contracts shown in U.S. dollars unless otherwise noted.

Futures Contracts Outstanding at January 31, 2014

	Number of	Expiration	Notional	Market	Unrealized Appreciation/ (Depreciation)		Variation Margin
Description	Contracts*	Date	Amount	Value ╪	Asset	Liability	Asset	Liability
Long position contracts:
10-Year U.S. Treasury Note Future	160	03/20/2014	19,963	20,120	157	–	63	(7)
Australian 10-Year Bond Future	360	03/17/2014	35,900	36,841	941	–	14	–
CAC 40 10 EURO Future	22	02/21/2014	1,272	1,236	–	(36)	–	(4)
Euro STOXX 50 Future	794	03/21/2014	31,940	32,319	379	–	–	(25)
Euro-BOBL Future	32	03/06/2014	5,384	5,470	86	–	13	–
FTSE 100 Index Futures	146	03/21/2014	15,547	15,501	–	(46)	–	(68)
FTSE/MIB Index Future	9	03/21/2014	1,100	1,177	77	–	–	(1)
IBEX 35 Index Future	2	02/21/2014	266	268	2	–	–	–
KOSPI 200 Index Future	159	03/13/2014	19,519	18,903	–	(616)	–	–
MSCI Taiwan Stock Index Future	529	02/26/2014	16,083	15,664	–	(419)	–	–
NIKKEI 225 Index Future	18	03/13/2014	2,716	2,616	–	(100)	–	(25)

3

The Hartford Alternative Strategies Fund
Schedule of Investments – (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Futures Contracts Outstanding at January 31, 2014 - (continued)

	Number of	Expiration	Notional	Market	Unrealized Appreciation/ (Depreciation)		Variation Margin
Description	Contracts*	Date	Amount	Value ╪	Asset	Liability	Asset	Liability
Long position contracts: - (continued)
Stockholm Stock Exchange Future	32	02/21/2014	$659	$636	$–	$(23)	$–	$(4)
TDX ISE National-30 Index Future	170	02/28/2014	628	568	–	(60)	–	(7)
Tokyo Price Index Future	13	03/13/2014	1,647	1,546	–	(101)	–	(11)
U.S. Treasury Ultra Long Term Bond Future	24	03/20/2014	3,296	3,452	156	–	8	–
Total			$155,920	$156,317	$1,798	$(1,401)	$98	$(152)
Short position contracts:
5-Year U.S. Treasury Note Future	243	03/31/2014	29,344	29,312	32	–	–	(36)
Australian SPI 200 Index Future	54	03/20/2014	6,066	6,076	–	(10)	–	(6)
Canadian Government 10-Year Bond Future	10	03/20/2014	1,179	1,180	–	(1)	–	–
Euro BUXL 30-Year Bond Future	9	03/06/2014	1,489	1,557	–	(68)	–	(13)
Euro-BUND Future	38	03/06/2014	7,307	7,374	–	(67)	19	(68)
FTSE/JSE Top 40 Index Future	192	03/20/2014	6,843	7,009	–	(166)	31	(2)
German Stock Exchange Future	8	03/21/2014	2,554	2,515	39	–	10	–
Japan 10-Year Bond Future	65	03/11/2014	91,686	92,083	–	(397)	–	(13)
Long Gilt Future	140	03/27/2014	24,997	25,406	–	(409)	–	(85)
Mexican Stock Exchange Index Future	371	03/21/2014	11,622	11,361	261	–	58	–
Russell 2000 Mini Index Future	75	03/21/2014	8,267	8,455	–	(188)	14	–
S&P 500 (E-Mini) Future	18	03/21/2014	1,647	1,599	48	–	4	–
S&P/TSX 60 Index Future	18	03/20/2014	2,541	2,534	7	–	9	(1)
SGX FTSE China A50 Index Future	186	02/27/2014	1,251	1,232	19	–	–	–
SGX S&P CNX NIFTY Future	721	02/26/2014	8,826	8,801	25	–	–	(9)
Total			$205,619	$(206,494)	$431	$(1,306)	$145	$(233)
Total futures contracts			$49,699	$50,177	$2,229	$(2,707)	$243	$(385)

* The number of contracts does not omit 000's.

Foreign Currency Contracts Outstanding at January 31, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
AUD	Buy	03/19/2014	NAB	$2,536	$2,442	$–	$(94)
AUD	Sell	03/19/2014	CBK	2,487	2,442	45	–
AUD	Sell	03/19/2014	NAB	3,383	3,258	125	–
BRL	Buy	02/04/2014	MSC	2,449	2,470	21	–
BRL	Buy	02/04/2014	UBS	2,459	2,470	11	–
BRL	Sell	02/04/2014	MSC	2,459	2,470	–	(11)
BRL	Sell	03/06/2014	MSC	2,432	2,452	–	(20)
BRL	Sell	02/04/2014	UBS	2,493	2,471	22	–
CAD	Buy	03/19/2014	BMO	5,109	4,899	–	(210)
CAD	Buy	03/19/2014	JPM	5,128	4,883	–	(245)
CAD	Buy	03/19/2014	MSC	7,167	6,991	–	(176)
CAD	Buy	03/19/2014	SSG	5,097	4,858	–	(239)
CAD	Sell	03/19/2014	CBK	9,789	9,561	228	–
CAD	Sell	03/19/2014	RBC	5,161	5,078	83	–
CAD	Sell	03/19/2014	SSG	7,334	6,991	343	–
CHF	Buy	03/19/2014	CSFB	1,286	1,257	–	(29)
CHF	Sell	03/19/2014	JPM	1,282	1,257	25	–
EUR	Buy	03/19/2014	BOA	2,619	2,583	–	(36)
EUR	Buy	03/19/2014	CSFB	1,260	1,253	–	(7)
EUR	Buy	03/19/2014	JPM	2,557	2,507	–	(50)
EUR	Buy	03/19/2014	MSC	2,288	2,271	–	(17)
EUR	Buy	03/19/2014	RBC	5,216	5,145	–	(71)
EUR	Buy	03/19/2014	RBS	3,968	3,921	–	(47)

4

The Hartford Alternative Strategies Fund
Schedule of Investments – (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2014 - (continued)

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
EUR	Sell	03/19/2014	CBK	$1,823	$1,810	$13	$–
EUR	Sell	03/19/2014	GSC	599	591	8	–
EUR	Sell	03/19/2014	HSBC	1,251	1,235	16	–
EUR	Sell	03/19/2014	JPM	2,504	2,460	44	–
EUR	Sell	03/19/2014	MSC	29,908	29,275	633	–
GBP	Sell	03/19/2014	BNP	1,299	1,300	–	(1)
GBP	Sell	03/19/2014	CBK	1,301	1,300	1	–
GBP	Sell	03/19/2014	CSFB	1,296	1,295	1	–
GBP	Sell	03/19/2014	RBS	1,342	1,346	–	(4)
GBP	Sell	03/19/2014	SSG	2,582	2,592	–	(10)
INR	Buy	03/19/2014	BOA	7,852	7,771	–	(81)
INR	Buy	03/19/2014	DEUT	298	299	1	–
INR	Buy	03/19/2014	DEUT	1,214	1,193	–	(21)
INR	Sell	03/19/2014	DEUT	596	597	–	(1)
JPY	Buy	03/19/2014	BMO	1,244	1,268	24	–
JPY	Buy	03/19/2014	CBK	1,302	1,330	28	–
JPY	Buy	03/19/2014	HSBC	2,591	2,592	1	–
JPY	Sell	03/19/2014	BNP	9,994	10,091	–	(97)
KRW	Buy	03/19/2014	CBK	20,681	20,346	–	(335)
KRW	Sell	03/19/2014	DEUT	2,864	2,849	15	–
MXN	Buy	03/19/2014	HSBC	7,657	7,411	–	(246)
MXN	Sell	03/19/2014	CBK	2,401	2,368	33	–
MXN	Sell	03/19/2014	JPM	2,534	2,547	–	(13)
NOK	Buy	03/19/2014	RBS	2,532	2,472	–	(60)
NOK	Sell	03/19/2014	HSBC	2,586	2,542	44	–
NOK	Sell	03/19/2014	JPM	2,498	2,472	26	–
PHP	Sell	03/19/2014	CBK	10,168	9,887	281	–
SEK	Sell	03/19/2014	BOA	5,195	5,110	85	–
SGD	Buy	03/19/2014	CSFB	3,818	3,803	–	(15)
SGD	Buy	03/19/2014	RBS	3,916	3,879	–	(37)
SGD	Buy	03/19/2014	SCB	2,409	2,390	–	(19)
SGD	Sell	03/19/2014	DEUT	2,539	2,485	54	–
SGD	Sell	03/19/2014	JPM	7,669	7,587	82	–
TWD	Sell	03/19/2014	BOA	15,516	15,047	469	–
						$2,762	$(2,192)

5

The Hartford Alternative Strategies Fund
Schedule of Investments – (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Cash of $118 was pledged as initial margin deposit and collateral for daily variation margin loss on open centrally cleared swap contracts at January 31, 2014.

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2014

	Clearing	Notional	(Pay)/ Receive Fixed	Expiration	Upfront Premiums	Market	Unrealized Appreciation/ (Depreciation)		Variation Margin
Reference Entity	House (a)	Amount (b)	Rate	Date	Paid (Received)	Value ╪	Asset	Liability	Asset	Liability
Credit default swaps on traded indices:
Buy protection:
CDX.NA.HY.21	CME	$7,175	(5.00)%	12/20/18	$(461)	$(466)	$–	$(5)	$–	$–

Sell protection:
CDX.NA.HY.21	CME	$9,725	5.00%	12/20/18	$421	$633	$212	$–	$3	$(2)

Total traded indices					$(40)	$167	$212	$(5)	$3	$(2)

(a)	The FCM to the contracts is MSC.

(b)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. Notional shown in U.S. dollars unless otherwise noted.

Over-the-Counter Credit Default Swap Contracts Outstanding at January 31, 2014

		Notional	(Pay)/ Receive Fixed Rate/ Implied	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/(Depreciation)
Reference Entity	Counterparty	Amount (a)	Credit Spread (b)	Date	Paid	Received	Value ╪	Asset	Liability
Credit default swaps on single-name issues:
Buy protection:
National Australia Bank	DEUT	$5,250	(1.00)% / 1.25%	03/20/19	$–	$(25)	$(32)	$–	$(7)
Republic of Chile	MSC	5,225	(1.00)% / 0.89%	03/20/19	–	(34)	(30)	4	–
Total					$–	$(59)	$(62)	$4	$(7)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. Notional shown in U.S. dollars unless otherwise noted.

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on January 31, 2014. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

Over-the-Counter Total Return Swap Contracts Outstanding at January 31, 2014

		Notional		Payments received	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/(Depreciation)
Reference Entity	Counterparty	Amount (a)		(paid) by Fund	Date	Paid	Received	Value ╪	Asset	Liability
S&P 500 Consumer Discretionary Sector	DEUT		$13,934	IM LIBOR + 0.15%	04/30/14	$–	$–	$824	$824	$–
Swiss Market Index Future	GSC	CHF	2,269	SMH4, 7,822.82 CHF Fixed	03/21/14	–	–	85	85	–
						$–	$–	$909	$909	$–

(a)	Notional shown in U.S. dollars unless otherwise noted.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

6

The Hartford Alternative Strategies Fund
Schedule of Investments – (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BMO	Bank of Montreal
BNP	BNP Paribas Securities
BOA	Banc of America Securities LLC
CBK	Citibank NA
CME	Chicago Mercantile Exchange
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
FCM	Futures Commission Merchant
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NAB	National Australia Bank
RBC	RBC Dominion Securities
RBS	RBS Greenwich Capital
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	EURO
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar
ZAR	South African Rand

Index Abbreviations:
CAC	Cotation Assistee en Continu
CDX.NA.HY	Credit Derivatives North American High Yield
CNX	National Stock Exchange of India
FTSE	Financial Times and Stock Exchange
IBEX	Spanish Stock Index
ISE	International Security Exchange
JSE	Johannesburg Stock Exhange
KOSPI	Korea Composite Stock Price
MIB	Milano Italia Borsa
S&P	Standard & Poors
SGX	Singapore Exchange
SPI	Share Price Index
TDX	db-X In-Target Date Fund
TSX	Toronto Stock Exchange

Other Abbreviations:
ETF	Exchange Traded Fund
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

Credit Exposure

as of January 31, 2014

Credit Rating *	Percentage of Net Assets
Aa / AA	17.7%
Baa / BBB	5.5
Not Rated	0.6
Non-Debt Securities and Other Short-Term Instruments	72.4
Other Assets and Liabilities	3.8
Total	100.0%

*	Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service and typically range from AAA/Aaa (highest) to C/D (lowest). If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to Fund shares. Ratings may change.

7

The Hartford Alternative Strategies Fund
Schedule of Investments – (continued)
January 31, 2014 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Diversified Financials	$1,462	$–	$1,462	$–
Energy	8,042	5,879	2,163	–
Real Estate	2,247	2,247	–	–
Total	11,751	8,126	3,625	–
Call Options Purchased	79	–	79	–
Corporate Bonds	1,555	–	1,555	–
Exchange Traded Funds	10,562	10,562	–	–
Foreign Government Obligations	14,221	–	14,221	–
Put Options Purchased	244	168	76	–
U.S. Government Securities	45,743	45,743	–	–
Short-Term Investments	164,351	–	164,351	–
Total	$248,506	$64,599	$183,907	$–
Credit Default Swaps*	216	–	216	–
Foreign Currency Contracts*	2,762	–	2,762	–
Futures*	2,229	2,229	–	–
Total Return Swaps*	909	–	909	–
Total	$6,116	$2,229	$3,887	$–
Liabilities:
Written Options	55	55	–	–
Total	$55	$55	$–	$–
Credit Default Swaps*	12	–	12	–
Foreign Currency Contracts*	2,192	–	2,192	–
Futures*	2,707	2,707	–	–
Total	$4,911	$2,707	$2,204	$–

♦	For the three-month period ended January 31, 2014, there were no transfers between Level 1 and Level 2.

*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

8

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD ALTERNATIVE STRATEGIES FUND

Date: March 13, 2014	By: /s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 13, 2014	By: /s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: March 13, 2014	By: /s/ Mark A. Annoni
Mark A. Annoni
Vice President, Treasurer and Controller